OSTERWEIS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS at December 31, 2019 (Unaudited)

Principal Amount			Value
Bonds: 97.3%
Corporate Bonds: 31.9%
Aerospace & Defense: 0.9%
		United Technologies Corp.
$1,345,000		2.554% (3 Month LIBOR USD + 0.650%), 08/16/2021 [1]	$1,345,180

Air Freight & Logistics: 0.7%
		American Airlines 2019-1 Class B Pass Through Trust
1,000,000		3.850%, 02/15/2028	1,017,502

Airlines: 0.7%
		British Airways 2019-1 Class A Pass Through Trust
1,000,000		3.350%, 06/15/2029 [2]	1,031,388

Automobiles: 0.6%
		General Motors Co.
1,000,000		2.694% (3 Month LIBOR USD + 0.800%), 08/07/2020 [1]	1,001,569

Banks: 6.1%
		Bank of America Corp.
1,000,000		2.456% (3 Month LIBOR USD + 0.870%), 10/22/2025 [1]	1,007,371
		Citigroup, Inc.
1,000,000		2.976% (SOFR + 1.422%), 11/05/2030 [1]	1,016,851
		Commonwealth Bank of Australia
1,000,000		3.743%, 09/12/2039 [2]	1,005,240
		JPMorgan Chase & Co.
2,116,000		5.406% (3 Month LIBOR USD + 3.470%), 01/30/2020 [1,6]	2,138,260
500,000		5.419% (3 Month LIBOR USD + 3.320%), 04/01/2020 [1,6]	504,375
		Lloyds Bank PLC
1,000,000		2.250%, 08/14/2022	1,005,342
		PNC Bank N.A.
1,000,000		2.403% (3 Month LIBOR USD + 0.450%), 07/22/2022 [1]	1,002,025
		Royal Bank of Scotland Group PLC
250,000		3.754% (5 Year CMT Rate + 2.100%), 11/01/2029 [1]	255,500
		Santander UK PLC
500,000		2.875%, 06/18/2024	511,723
		Wells Fargo Bank N.A.
90,000		2.539% (3 Month LIBOR USD + 0.620%), 05/27/2022 [1]	90,405
600,000		6.600%, 01/15/2038	869,495
			9,406,587
Biotechnology: 1.7%
		AbbVie, Inc.
1,500,000		2.545% (3 Month LIBOR USD + 0.650%), 11/21/2022 [1]	1,508,047
1,000,000		4.050%, 11/21/2039 [2]	1,054,619
			2,562,666
Capital Markets: 3.4%
		Blackstone Holdings Finance Co. LLC
1,005,000		2.500%, 01/10/2030	994,136
		The Goldman Sachs Group, Inc.
1,000,000		5.750%, 01/24/2022	1,073,830
		Morgan Stanley
1,000,000		4.350%, 09/08/2026	1,094,713
		Pine Street Trust II
966,000		5.568%, 02/15/2049	1,088,509
		State Street Corp.
1,000,000		3.031% (SOFR + 1.490%), 11/01/2034 [1]	1,005,178
			5,256,366
Chemicals: 0.7%
		Albemarle Corp.
1,000,000		2.941% (3 Month LIBOR USD + 1.050%), 11/15/2022 [1]	1,001,984

Computers & Peripherals: 0.7%
		Apple, Inc.
1,000,000		3.750%, 11/13/2047	1,112,325

Consumer Finance: 1.0%
		American Express Co.
1,532,000		5.338% (3 Month LIBOR USD + 3.428%), 02/15/2020 [1,6]	1,539,660

Diversified Financial Services: 0.6%
		Aviation Capital Group LLC
1,000,000		2.606% (3 Month LIBOR USD + 0.670%), 07/30/2021 [1]	1,000,242

Diversified Telecommunication Services: 1.1%
		AT&T, Inc.
1,500,000		4.500%, 03/09/2048	1,659,913

Electric Utilities: 1.3%
		MidAmerican Energy Co.
1,000,000		3.150%, 04/15/2050	990,687
		NextEra Energy Capital Holdings, Inc.
1,000,000		2.403%, 09/01/2021	1,007,622
			1,998,309
Entertainment: 0.7%
		Fox Corp.
1,000,000		4.709%, 01/25/2029	1,141,260

Equity Real Estate Investment Trusts - REITS: 2.7%
		CubeSmart L.P.
1,000,000		3.000%, 02/15/2030	990,120
		ERP Operating L.P.
500,000		2.500%, 02/15/2030	497,134
		SL Green Operating Partnership L.P.
1,610,000		2.884% (3 Month LIBOR USD + 0.980%), 08/16/2021 [1]	1,610,342
		Welltower, Inc.
1,000,000		2.700%, 02/15/2027	1,005,235
			4,102,831
Food Products: 0.2%
		Conagra Brands, Inc.
315,000		2.703% (3 Month LIBOR USD + 0.750%), 10/22/2020 [1]	315,032

Health Care Providers & Services: 1.7%
		Cigna Corp.
1,510,000		2.550% (3 Month LIBOR USD + 0.650%), 09/17/2021 [1]	1,510,092
		CVS Health Corp.
1,000,000		4.100%, 03/25/2025	1,074,329
			2,584,421
Household Durables: 0.7%
		Panasonic Corp.
1,000,000		2.536%, 07/19/2022	1,009,290

Insurance: 1.0%
		Guardian Life Global Funding
500,000		2.900%, 05/06/2024	514,279
		Metropolitan Life Global Funding I
1,000,000		3.600%, 01/11/2024	1,058,700
			1,572,979
Oil, Gas & Consumable Fuels: 3.0%
		Enbridge, Inc.
1,500,000		2.500%, 01/15/2025	1,509,821
		Occidental Petroleum Corp.
1,000,000		3.360% (3 Month LIBOR USD + 1.450%), 08/15/2022 [1]	1,005,437
		Phillips 66 Partners L.P.
1,000,000		3.150%, 12/15/2029	998,619
		Southern Star Central Corp.
1,050,000		5.125%, 07/15/2022	1,063,453
			4,577,330
Pharmaceuticals: 0.7%
		Bayer U.S. Finance II LLC
1,035,000		2.577% (3 Month LIBOR USD + 0.630%), 06/25/2021 [1]	1,038,529

Specialty Retail: 1.0%
		The Home Depot, Inc.
1,500,000		2.950%, 06/15/2029	1,562,642

Tobacco: 0.7%
		BAT Capital Corp.
1,000,000		3.215%, 09/06/2026	1,009,140

Total Corporate Bonds
(Cost $47,912,160)			48,847,145

Asset Backed Securities: 4.2%
		GM Financial Automobile Leasing Trust 2019-3
1,000,000		2.035% (1 Month LIBOR USD + 0.270%), 10/20/2021 [1]	1,000,429
		GMF Floorplan Owner Revolving Trust 2017-2
1,500,000		2.170% (1 Month LIBOR USD + 0.430%), 07/15/2022 [1]	1,501,312
		Nissan Master Owner Trust Receivables 2019-B
1,000,000		2.170% (1 Month LIBOR USD + 0.430%), 11/15/2023 [1]	1,001,906
		Verizon Owner Trust 2019-B
1,000,000		2.215% (1 Month LIBOR USD + 0.450%), 12/20/2023 [1]	1,003,120
		Verizon Owner Trust 2019-C
1,000,000		2.160%, 04/22/2024	995,501
		Volkswagen Auto Lease Trust 2019-A
1,000,000		2.020%, 08/20/2024	998,402
			6,500,670
Total Asset Backed Securities
(Cost $6,498,160)			6,500,670

Mortgage Backed Securities: 42.0%
		Federal Home Loan Mortgage Corporation Gold Pool: 0.7%
		FG Q30868
917,778		3.500%, 01/01/2045	959,947

		Federal Home Loan Mortgage Corporation REMICS: 3.1%
		Series FHR 2512 SI
1,028,292		5.760% (1 Month LIBOR USD + 7.500%), 04/15/2024 [1,2,8]	77,076
		Series FHR 4016 AI
3,184,944		3.000%, 09/15/2025 [2]	50,413
		Series FHR 3941 IA
2,026,906		3.000%, 10/15/2025 [2]	22,930
		Series FHR 4048 IK
5,271,568		3.000%, 05/15/2027 [2]	380,335
		Series FHR 4216 EI
5,329,333		3.000%, 06/15/2028 [2]	430,462
		Series FHR 4360 BI
3,016,421		2.500%, 11/15/2028 [2]	161,501
		Series FHR 4341 MI
2,500,479		4.000%, 11/15/2031 [2]	266,629
		Series FHR 4093 IB
3,124,501		4.000%, 08/15/2032 [2]	383,305
		Series FHR 4114 MI
3,977,499		3.500%, 10/15/2032 [2]	469,497
		Series FHR 3171 OJ
997,555		N/A%, 06/15/2036 [3,7]	846,578
		Series FHR 3339 JS
55,222		31.527% (1 Month LIBOR USD + 42.835%), 07/15/2037 [1,8]	112,761
		Series FHR 3380 FM
287,804		2.330% (1 Month LIBOR USD + 0.590%), 10/15/2037 [1]	288,422
		Series FHR 3567 F
254,602		3.015% (1 Month LIBOR USD + 1.250%), 02/15/2038 [1]	256,966
		Series FHR 4121 IM
5,275,685		4.000%, 10/15/2039 [2]	309,752
		Series FHR 3721 FB
216,178		2.240% (1 Month LIBOR USD + 0.500%), 09/15/2040 [1]	216,756
		Series FHR 4076 LF
420,070		2.040% (1 Month LIBOR USD + 0.300%), 07/15/2042 [1]	417,033
		Series FHR 4495 PI
583,027		4.000%, 09/15/2043 [3]	77,369
			4,767,785
		Federal Home Loan Mortgage Corporation Strips: 1.5%
		Series FHS 288 IO
2,783,522		3.000%, 10/15/2027 [3]	212,657
		Series FHS 240 F21
442,179		2.040% (1 Month LIBOR USD + 0.300%), 07/15/2036 [1]	441,703
		Series FHS 264 F1
1,012,262		2.290% (1 Month LIBOR USD + 0.550%), 07/15/2042 [1]	1,009,708
		Series FHS 272 F2
614,339		2.290% (1 Month LIBOR USD + 0.550%), 08/15/2042 [1]	618,323
			2,282,391
		Federal National Mortgage Association Interest Strips: 1.0%
		Pool FNS 419 C1
6,268,912		2.500%, 09/25/2028 [2]	426,559
		Pool FNS 419 C2
7,559,173		3.000%, 05/25/2029 [2]	555,943
		Pool FNS 421 C4
3,787,025		4.500%, 01/25/2030 [2]	399,712
		Pool FNS 421 C3
210,088		4.000%, 07/25/2030 [2]	23,846
		Pool FNS 387 7
623,250		5.500%, 04/25/2038 [2]	133,670
			1,539,730
		Federal National Mortgage Association Pool: 32.1%
		FN MA3768
5,689,309		3.000%, 09/01/2034	5,836,168
		FN MA3798
3,896,617		3.000%, 10/01/2034	3,997,314
		FN MA3827
4,927,212		2.500%, 11/01/2034	4,973,919
		FN MA3828
5,023,510		3.000%, 11/01/2034	5,169,610
		FN MA3865
5,030,215		3.000%, 12/01/2034	5,168,143
		FN MA3800
4,929,775		3.000%, 10/01/2039	5,048,877
		FN AL2519
1,351,796		4.500%, 07/01/2040	1,470,317
		FN AS5460
3,075,297		3.500%, 07/01/2045	3,215,890
		FN AS6520
3,060,494		3.500%, 01/01/2046	3,196,211
		FN MA3101
2,605,513		4.500%, 08/01/2047	2,769,907
		FN MA3415
3,292,946		4.000%, 07/01/2048	3,434,348
		FN CA3641
4,669,570		4.000%, 06/01/2049	4,876,314
			49,157,018
		Federal National Mortgage Association REMICS: 3.4%
		Series FNR 1996-45 SI
529,057		5.458% (1 Month LIBOR USD + 7.250%), 02/25/2024 [1,2,8]	48,027
		Series FNR 1997-65 SI
1,004,211		6.238% (1 Month LIBOR USD + 8.000%), 09/17/2027 [1,2,8]	155,753
		Series FNR 2012-139 DI
7,965,213		3.000%, 12/25/2027 [2]	549,094
		Series FNR 2013-29 BI
8,406,281		2.500%, 04/25/2028 [2]	592,609
		Series FNR 2015-34 AI
5,239,418		4.500%, 06/25/2030 [2]	251,595
		Series FNR 2016-8 CI
11,170,154		3.000%, 03/25/2031 [2]	1,022,449
		Series FNR 2002-60 FH
504,822		2.792% (1 Month LIBOR USD + 1.000%), 08/25/2032 [1]	515,688
		Series FNR 2013-51 PI
3,567,112		3.000%, 11/25/2032 [2]	318,881
		Series FNR 2014-81 TI
774,836		4.500%, 12/25/2034 [2]	87,148
		Series FNR 2007-2 FT
292,609		2.042% (1 Month LIBOR USD + 0.250%), 02/25/2037 [1]	290,171
		Series FNR 2012-79 FM
246,131		2.242% (1 Month LIBOR USD + 0.450%), 07/25/2042 [1]	245,299
		Series FNR 2013-22 TO
993,327		N/A%, 03/25/2043 [3,7]	900,412
		Series FNR 2014-37 PI
1,610,351		5.500%, 06/25/2044 [2]	238,808
			5,215,934
		Government National Mortgage Association: 0.2%
		Series GNR 2010-67 VI
584,147		5.000%, 05/20/2021 [2]	18,789
		Series GNR 2014-74 GI
477,720		4.000%, 05/16/2029 [2]	36,960
		Series GNR 2010-47 BX
498,936		4.810% (1 Month LIBOR USD + 6.550%), 08/16/2034 [1,2,8]	64,107
		Series GNR 2010-6 FG
214,719		2.340% (1 Month LIBOR USD + 0.600%), 01/16/2040 [1]	216,876
			336,732
Total Mortgage Backed Securities
(Cost $65,718,792)			64,259,537

United States Government Securities: 19.2%
		United States Treasury Inflation Indexed Bonds: 8.2%
2,000,000		1.500%, 05/31/2020	1,998,978
2,941,075		1.125%, 01/15/2021	2,968,426
2,000,000		2.250%, 03/31/2021	2,015,703
3,000,000		1.500%, 09/30/2021	2,995,899
2,590,125		0.625%, 04/15/2023	2,630,531
			12,609,537

		United States Treasury Notes/Bonds: 11.0%
2,500,000		1.625%, 11/30/2020	2,499,658
2,500,000		2.250%, 07/31/2021	2,525,732
3,000,000		2.750%, 09/15/2021	3,058,125
2,500,000		1.625%, 10/31/2026	2,469,287
2,000,000		1.625%, 11/30/2026	1,975,039
2,000,000		2.875%, 05/15/2043	2,184,492
2,000,000		2.500%, 05/15/2046	2,047,774
			16,760,107

Total United States Government Securities
(Cost $29,322,416)			29,369,644

Total Bonds
(Cost $149,451,528)			148,976,996

Short-Term Investments: 1.6%
United States Government Securities: 0.6%
		United States Treasury Bills
1,000,000		1.517%, 04/30/2020 [5,9]	994,971

Total United States Government Securities
(Cost $994,982)			994,971

Shares
Money Market Funds: 1.0%
		Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.513% [1,4]
1,483,960		1.513%, [1,4]	1,483,960

Total Money Market Funds
(Cost $1,483,960)			1,483,960
Total Short-Term Investments
(Cost $2,478,942)			2,478,931
Total Investments in Securities: 98.9%
(Cost $151,930,470)			151,455,927
Other Assets in Excess of Liabilities: 1.1%			1,640,911
Total Net Assets: 100.0%			$153,096,838

	CMT -	Constant Maturity Treasury Rate
	LIBOR -	London Interbank Offered Rate
	SOFRT -	Secured Overnight Financing Rate
	USD -	United States Dollar

	[1]	Variable rate security; rate shown is the rate in effect on December 31, 2019.
	[2]	Interest only security.
	[3]	Principal only security
	[4]	Annualized seven-day effective yield as of December 31, 2019.
	[5]	Rate represents the yield to maturity from purchase price.
	[6]	Perpetual call date security. Date shown is next call date.
	[7]	Zero coupon security.
	[8]	Inverse floating rate security. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a ceiling or floor.
	[9]
The security or a portion of this security has been deposited as initial margin on open futures contracts and another portion is designated as collateral for futures contracts. As of December 31, 2019, the value of securities designated as collateral was $314,064 or 0.21% of net assets.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

OSTERWEIS TOTAL RETURN FUND
SCHEDULE OF FUTURES CONTRACTS at DECEMBER 31, 2019 (Unaudited)

The Osterweis Total Return Fund (the "Fund") had the following futures contracts outstanding with Credit Suisse.

			Unrealized
	Number of	Notional	Appreciation
Short Futures Contracts Outstanding	Contracts	Amount	(Depreciation)
US 10 Year Treasury Note CBT (03/2020)	(30)	$(3,852,656)	$6,563
US 5 Year Note CBT (03/2020)	(50)	(5,930,469)	781
US 10 Year Ultra Future (03/2020)	(65)	(9,145,703)	78
		$(18,928,828)	$7,422

Summary of Fair Value Disclosure at December 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2019:

Assets:	Level 1	Level 2	Level 3	Total
Corporate Bonds [1]	$-	$48,847,145	$-	$48,847,145
Asset Backed Securities	-	6,500,670	-	6,500,670
Mortgage Backed Securities [2]	–	64,259,537	–	64,259,537
United States Government Securities [2]	–	29,369,644	–	29,369,644
Short-Term Investments	1,483,960	994,971	–	2,478,931
Total Assets:	$1,483,960	$149,971,967	$–	$151,455,927
Other Financial Instruments [3]:
Interest Rate Contracts - Futures	$7,422	$-	$-	$7,422

[1] See Schedule of Investments for industry breakouts.
[2] See schedule of investments for security type breakouts.
[3] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/(depreciation) on the instrument.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of December 31, 2019:

Description	Gross Amounts	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Liabilities
Interest Rate Contracts - Futures [1]	$84,688	$-	$84,688	$-	$-	$84,688

[1] Counterparty is Credit Suisse